Regulatory Capital Requirements (Risk-Adjusted Capital Amounts And Ratios, Japan) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Stand-Alone, BTMU [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 11,582,199	¥ 11,501,001
Total capital (to risk-weighted assets): Actual ratio	17.52%	18.52%
Tier I capital (to risk-weighted assets): Actual amount	9,087,335	8,685,464
Tier I capital (to risk-weighted assets): Actual ratio	13.74%	13.99%
Common Equity Tier I capital (to risk-weighted assets): Actual amount	7,854,651	7,301,380
Common Equity Tier I capital (to risk-weighted assets): Actual ratio	11.88%	11.76%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	5,287,273	4,966,322
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital (to risk-weighted assets): Amount for capital adequacy purposes	3,635,000	2,793,556
Tier I capital (to risk-weighted assets): Ratio for capital adequacy purposes	5.50%	4.50%
Common Equity Tier I capital (to risk-weighted assets): Amount for capital adequacy purposes	2,643,636	2,172,766
Common Equity Tier I capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.00%	3.50%
Stand-Alone, MUTB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	2,068,948	2,039,037
Total capital (to risk-weighted assets): Actual ratio	18.51%	17.94%
Tier I capital (to risk-weighted assets): Actual amount	1,606,684	1,502,425
Tier I capital (to risk-weighted assets): Actual ratio	14.37%	13.22%
Common Equity Tier I capital (to risk-weighted assets): Actual amount	1,533,733	1,419,797
Common Equity Tier I capital (to risk-weighted assets): Actual ratio	13.72%	12.49%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	893,909	908,852
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital (to risk-weighted assets): Amount for capital adequacy purposes	614,563	511,229
Tier I capital (to risk-weighted assets): Ratio for capital adequacy purposes	5.50%	4.50%
Common Equity Tier I capital (to risk-weighted assets): Amount for capital adequacy purposes	446,955	397,623
Common Equity Tier I capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.00%	3.50%
Consolidated, MUFG [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	15,394,342	14,673,951
Total capital (to risk-weighted assets): Actual ratio	15.53%	16.68%
Tier I capital (to risk-weighted assets): Actual amount	12,341,870	11,214,815
Tier I capital (to risk-weighted assets): Actual ratio	12.45%	12.74%
Common Equity Tier I capital (to risk-weighted assets): Actual amount	11,153,032	10,300,558
Common Equity Tier I capital (to risk-weighted assets): Actual ratio	11.25%	11.70%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	7,926,746	7,037,491
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital (to risk-weighted assets): Amount for capital adequacy purposes	5,449,638	3,958,589
Tier I capital (to risk-weighted assets): Ratio for capital adequacy purposes	5.50%	4.50%
Common Equity Tier I capital (to risk-weighted assets): Amount for capital adequacy purposes	3,963,373	3,078,902
Common Equity Tier I capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.00%	3.50%
Consolidated, BTMU [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	12,256,176	12,034,152
Total capital (to risk-weighted assets): Actual ratio	15.57%	17.51%
Tier I capital (to risk-weighted assets): Actual amount	9,611,553	9,015,774
Tier I capital (to risk-weighted assets): Actual ratio	12.21%	13.11%
Common Equity Tier I capital (to risk-weighted assets): Actual amount	8,696,589	8,052,750
Common Equity Tier I capital (to risk-weighted assets): Actual ratio	11.05%	11.71%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	6,294,248	5,497,550
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital (to risk-weighted assets): Amount for capital adequacy purposes	4,327,295	3,092,372
Tier I capital (to risk-weighted assets): Ratio for capital adequacy purposes	5.50%	4.50%
Common Equity Tier I capital (to risk-weighted assets): Amount for capital adequacy purposes	3,147,124	2,405,178
Common Equity Tier I capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.00%	3.50%
Consolidated, MUTB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	2,057,338	2,035,576
Total capital (to risk-weighted assets): Actual ratio	18.38%	17.79%
Tier I capital (to risk-weighted assets): Actual amount	1,652,410	1,575,140
Tier I capital (to risk-weighted assets): Actual ratio	14.76%	13.77%
Common Equity Tier I capital (to risk-weighted assets): Actual amount	1,590,690	1,500,578
Common Equity Tier I capital (to risk-weighted assets): Actual ratio	14.21%	13.12%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	895,051	914,984
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital (to risk-weighted assets): Amount for capital adequacy purposes	615,347	514,678
Tier I capital (to risk-weighted assets): Ratio for capital adequacy purposes	5.50%	4.50%
Common Equity Tier I capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 447,525	¥ 400,305
Common Equity Tier I capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.00%	3.50%